Net Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Net Revenue From Contracts With Customers Explanatory

	December 31, 2023	December 31, 2022	December 31, 2021
Net Revenue from domestic market (*)	843,588	534,114	210,397
Net Revenue in the foreign market	1,746,372	1,150,782	611,806
Net revenue from services rendered	2,589,960	1,684,896	822,203